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              NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

                            SUPPLEMENT TO PROSPECTUSES

                   Class A, B, C Shares dated September 18, 1998
                                        and
                         Advisory Shares dated July 24, 1998

                                   MARCH 15, 1999


     At a meeting held on February 19, 1999 the Board of Trustees of Nicholas-Applegate Mutual Funds approved a new Investment Advisory Agreement between Nicholas-Applegate Small Cap Growth Fund, Nicholas-Applegate Mid-Cap Growth Fund, Nicholas-Applegate Large Cap Growth Fund, Nicholas-Applegate Emerging Countries Fund, Nicholas-Applegate Worldwide Growth Fund, Nicholas-Applegate International Small Cap Growth Fund, Nicholas-Applegate International Core Growth Fund, Nicholas-Applegate Convertible Fund, Nicholas-Applegate High Yield Bond Fund, Nicholas-Applegate High Quality Bond Fund and Nicholas-Applegate Balanced Growth Fund (the "Continuing Funds") and Pilgrim Investments, Inc. ("PII") a subsidiary of Pilgrim America Capital Corporation ("Pilgrim"). The new Investment Advisory Agreement becomes effective upon shareholder approval which is expected to occur on or about May 21, 1999.

     In addition, the Board of Trustees approved a new subadvisory agreement between Nicholas-Applegate Capital Management ("NACM") and PII whereby NACM will become, subject to shareholder approval, the subadviser to the Nicholas-Applegate Small Cap Growth Fund, Nicholas-Applegate Mid-Cap Growth Fund, Nicholas-Applegate Large Cap Growth Fund, Nicholas-Applegate Emerging Countries Fund, Nicholas-Applegate Worldwide Growth Fund, Nicholas-Applegate International Small Cap Growth Fund, Nicholas-Applegate International Core Growth Fund and Nicholas-Applegate Convertible Fund.

     Furthermore, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Nicholas-Applegate High Yield Bond Fund will merge into the Pilgrim High Yield Fund. Between now and the time of the merger, the name of the Nicholas-Applegate High Yield Bond Fund is changed to the Pilgrim High Yield Bond Fund II.

     Finally, the name of the Nicholas-Applegate Mutual Funds are changed to Pilgrim Mutual Funds. The name of the Balanced Growth Fund is changed to the Balanced Fund.

THE FOLLOWING INFORMATION REPLACES INFORMATION UNDER THE WORLDWIDE GROWTH FUND'S "PRINCIPAL INVESTMENTS" ON PAGE 8 OF THE PROSPECTUS.

     Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in a least three different countries, one of which may be the United States.

     Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrant and convertible securities.
It invests the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

THE FOLLOWING INFORMATION REPLACES INFORMATION UNDER SIMPLIFIED ACCOUNT INFORMATION EXCHANGING SHARES "THINGS YOU SHOULD KNOW" SECTION ON PAGE 50 OF THE PROSPECTUS.

     The exchange must be to either Class I Shares or Class Q shares of another Fund and to an account with the same registration. If opening an account as part of an exchange, you must obtain and read the prospectus. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than that Fund's minimum account size (see the "Opening an Account" section of this prospectus). To protect other investors, the Trust may limit the number of exchanges you can make.


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              NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

                            SUPPLEMENT TO PROSPECTUSES

                     Institutional  Shares dated July 24, 1998
                                   MARCH 15, 1999


     At a meeting held on February 19, 1999 the Board of Trustees of Nicholas-Applegate Mutual Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Nicholas-Applegate Mini Cap Fund, Nicholas-Applegate Global Blue Chip Fund, Nicholas-Applegate Global Growth and Income Fund, Nicholas-Applegate Global Technology Fund, Nicholas-Applegate Pacific Rim Fund, Nicholas-Applegate Latin America Fund, Nicholas-Applegate Greater China Fund and Nicholas-Applegate Short Intermediate Fund from a separate series of one Delaware business trust to another upon shareholder approval.

     Furthermore, the Board of Trustees has approved the termination of the Class I shares of the Nicholas-Applegate Mutual Funds. Holders of Class I shares of Nicholas-Applegate Mid Cap Growth Fund, Nicholas-Applegate Small Cap Growth Fund, Nicholas-Applegate Large Cap Growth Fund, Nicholas-Applegate Value Fund, Nicholas-Applegate Convertible Fund, Nicholas-Applegate High Yield Bond Fund, Nicholas-Applegate High Quality Bond Fund, Nicholas-Applegate International Core Growth Fund, Nicholas-Applegate International Small Cap Growth Fund, Nicholas-Applegate Worldwide Growth Fund and Emerging Countries Fund will be asked to transfer their shares from the existing Nicholas-Applegate Fund to the new Nicholas-Applegate Institutional Funds effective May 7, 1999. After that, the Fund will terminate Class I shares.


THE FOLLOWING INFORMATION REPLACES INFORMATION UNDER THE WORLDWIDE GROWTH FUND'S "PRINCIPAL INVESTMENTS" ON PAGE 8 OF THE PROSPECTUS.

     Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in a least three different countries, one of which may be the United States.

     Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrant and convertible securities.
It invests the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.